Financial instruments - Schedule of exchange rate sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Schedule of exchange rate sensitivity analysis [Abstract]
Impact on net income	$ 50,186